Supplemental information on oil and gas producing activities (unaudited) - Future net cash flows (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 493,144,459	$ 425,761,732	$ 685,716,359
Future costs
Production	[1]	(193,522,901)	(158,870,388)	(182,522,131)
Development		(49,298,761)	(40,675,517)	(58,332,264)
Income taxes		(84,245,300)	(80,373,445)	(201,912,509)
Future net cash flow		166,077,497	145,842,382	242,949,455
10% discount factor		(48,561,554)	(49,557,596)	(86,340,334)
Standardized measure of discounted net cash flows		$ 117,515,943	$ 96,284,786	$ 156,609,121

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of $25,448,529, $22,615,261, and $23,234,408, as of December 31, 2024, 2023, and 2022, respectively.